Borrowings - Demerger (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Core structural borrowings of shareholder-financed businesses
Borrowings
Borrowings per consolidated statement of financial position		£ 7,664	£ 6,400	£ 6,280	£ 6,798
Borrowings in respect of short-term fixed income securities programmes
Borrowings
Borrowings per consolidated statement of financial position		£ 472	1,200	£ 1,085
M&G Prudential Limited | Subordinated debt | Forecast
Borrowings
Borrowings per consolidated statement of financial position	£ 3,500
Shareholder-backed
Borrowings
Borrowings per consolidated statement of financial position			£ 7,600